May 8, 1998

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Panorama Trust (the "Trust")
	File Nos. 33-92712 and 811-9050

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trusts Registration Statement on Form N-1A which was filed electronically on April 30, 1998.

Please return an electronic transmittal as evidence of your receipt of this filing. If you have any questions or comments please do not hesitate to contact me at (617) 573-1557 or Laurie
Buckley at (617) 573-1559.


Very truly yours,

GAIL HANSON

Gail Hanson
Counsel